Net finance income (Tables)	6 Months Ended
Dec. 31, 2020
Net finance income
Schedule of net finance income

	Three months ended		Six months ended
	31 December		31 December
	2020	2019	2020	2019
	£’000	£’000	£’000	£’000
Interest payable on bank loans and overdrafts	(545)	(245)	(800)	(583)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(4,236)	(4,345)	(8,263)	(9,455)
Interest payable on lease liabilities (note 14)	(26)	(33)	(54)	(68)
Amortization of issue costs on secured term loan facility and senior secured notes	(152)	(146)	(294)	(291)
Unwinding of discount relating to registrations	(300)	(192)	(455)	(1,169)
Reclassified from hedging reserve (1)	—	—	(14,837)	—
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	(463)	(425)	(593)	(346)
Total finance costs	(5,722)	(5,386)	(25,296)	(11,912)
Interest receivable on short-term bank deposits	—	415	1	1,070
Foreign exchange gains on retranslation of unhedged US dollar borrowings (2)	23,752	19,522	42,835	17,074
Hedge ineffectiveness on cash flow hedges	1,525	707	2,036	588
Fair value movement on derivative financial instruments:
Foreign currency options	147	—	147	—
Total finance income	25,424	20,644	45,019	18,732
Net finance income	19,702	15,258	19,723	6,820
(1)

Foreign exchange losses immediately reclassified from the hedging reserve for hedged future revenues no longer meeting the hedge accounting criteria due to a change in denomination of the contract currency.

(2)	Unrealized foreign exchange gains on unhedged USD borrowings due to a favourable swing in foreign exchange rates.